Acquisition of Consumer Loans Portfolio (Details Textual) (CAD) In Thousands, unless otherwise specified	1 Months Ended
	Jan. 31, 2012	Sep. 30, 2012
Total purchase price		116,334
Business Acquisition, Pro Forma Net Income (Loss)	319,906